Actuarial assumption used to determine the benefit obligation (Detail)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.90%	4.70%
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.90%	4.70%